UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22395

PHILADELPHIA INVESTMENT PARTNERS NEW GENERATION FUND

(Exact Name of Registrant as Specified in its Charter)

1233 Haddonfield – Berlin Road, Suite #7
Voorhees, NJ 08043

(Address of Principal Executive Offices)

Peter C. Zeuli
Philadelphia Investment Partners, LLC
1233 Haddonfield – Berlin Road, Suite #7
Voorhees, NJ 08043

(Name and Address of Agent for Service)

Copy to:

Thompson Hine, LLP

312 Walnut Street

14th Floor

Cincinnati, OH 45202

Registrant's telephone number, including area code: (856) 210-6779

Date of fiscal year end: March 31

Date of reporting period: June 30, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

Philadelphia Investment Partners New Generation Fund
Schedule of Investments
December 31, 2015 (Unaudited)

Shares		Value

COMMON STOCK - 78.53%

Aerospace/Defense Products & Services - 0.29%
1,000	Smith & Wesson Holding Corp. *	$ 21,980

Arrangement of Transportation of Freight & Cargo - 1.24%
10,000	Roadrunner Transportation Systems, Inc. *	94,300

Biotechnology - 5.83%
1,000	Alexion Pharmaceuticals, Inc. *	190,750
2,500	Gilead Sciences, Inc. ***	252,975
		443,725
Catalog & Mail Order Houses - 1.78%
200	Amazon.com, Inc. *	135,178

Commercial Banks, NEC - 1.03%
2,000	The Toronto-Dominion Bank	78,340

Communications Services, NEC - 0.69%
500	Facebook, Inc. *	52,330

Construction Machinery & Equipment - 0.44%
2,200	The Manitowoc Co., Inc.	33,770

Copper - 10.77%
121,000	Freeport-McMoRan Copper & Gold, Inc. ***	819,170

Deep Sea Foreign Transportation of Freight - 0.98%
25,000	Frontline, Ltd.	74,750

Diversified Investments - 2.37%
1,000	The Goldman Sachs Group, Inc. ***	180,230

Investment Advice - 0.14%
381	PJT Partners, Inc. (*) (***)	10,778

Major Integrated Oil & Gas - 4.73%
4,000	Chevron Corp. ***	359,840

Personal Computers - 4.15%
3,000	Apple, Inc. ***	315,780

Pharmaceutical Preparations - 1.15%
10,000	Alexion Pharmaceuticals, Inc. (*) (***)	19,000
20,000	Rexahn Pharmaceuticals, Inc. *	7,260
50,000	Rosetta Genomics, Ltd. *	61,500
		87,760
Property & Casualty Insurance - 4.61%
3,000	Ace, Ltd. *	350,550

Retail-Grocery Stores - 2.20%
4,000	The Kroger Co. ***	167,320

Semiconductor-Broad Line - 3.82%
2,000	Avago Technologies, Ltd.	290,300

Services-Advertising - 0.44%
3,600	Angie's List, Inc. *	33,660

Services-Business Services, NEC - 1.49%
500	Alibaba Group Holding, Ltd. *	40,635
2,000	PayPal Holdings, Inc. (*) (***)	72,400
		113,035
Services-Computer Programming Services - 5.13%
6,500	Cognizant Technologies Solutions Corp. (*) (***)	390,130

Services-Computer Programming, Data Processing, Etc. - 9.18%
600	Alphabet, Inc. (*) (***)	466,806
10,000	Twitter, Inc. (*) (***)	231,400
		698,206
Services-Video Tape Rental - 0.30%
200	Netflix, Inc. *	22,876

Shipping - 11.62%
125,000	DryShips, Inc. *	21,750
52,000	Ship Finance International Ltd. ***	861,640
		883,390
Specialty Eateries - 3.95%
5,000	Starbucks Corp. ***	300,150

Sporting Goods - 0.20%
5,000	Sturm, Ruger & Co., Inc.	14,903

TOTAL FOR COMMON STOCK (Cost $6,025,097) - 78.53%		$ 5,972,451

EXCHANGE TRADED FUNDS - 35.68%
42,500	Alerian MLP ETF ***	512,125
13,000	iShares Currency Hedged MSCI EAFE ETF ***	330,200
12,500	iShares MSCI Germany Index ETF ***	327,375
15,000	iShares MSCI Hong Kong Index ETF ***	297,300
30,000	iShares MSCI Japan Index ETF ***	363,600
6,500	iShares MSCI South Africa Index ETF ***	280,260
750	iShares NASDAQ Biotechnology ETF ***	253,748
5,000	PowerShares DB Oil ETF (*) (***)	45,250
35,000	United States Natural Gas Fund ETF (*) (***)	303,450

TOTAL EXCHANGE TRADED FUNDS (Cost $2,945,727) - 35.68%		2,713,308

REAL ESTATE INVESTMENT TRUSTS - 2.21%
11,000	PennyMac Mortgage Investment Trust	167,860

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $179,340) - 2.21%		167,860

LIMITED PARTNERSHIPS - 4.09%
9,000	Blackstone Group L.P. ***	263,160
1,000	Western Gas Partners L.P.	47,530

TOTAL FOR LIMITED PARTNERSHIPS (Cost $316,572) - 4.09%		310,690

PUT OPTIONS - 0.63% *

Underlying Security
Expiration Date/Exercise Price

Shares Subject
to Put
	Energy Select Sector SPDR ETF
10,000	March 2016 Put @ $56.00	17,400

	iShares MSCI South Africa
1,500	January 2016 Put @ $43.00	810

	Freeport-McMoRan, Inc.
50,000	May 2016 Put @ $5.00	24,500

	United Parcel Services, Inc.
1,000	January 2016 Put @ $90.00	5,500

	Total (Premiums Paid $57,398) - 0.63%	48,210

CALL OPTIONS - 3.83% *

Underlying Security
Expiration Date/Exercise Price

Shares Subject
to Call
	Apple, Inc.
1,500	March 2016 Call @ $120.00	1,275

	Alexion Pharmaceuticals, Inc.
800	May 2016 Call @ $190.00	14,400

	Ace, Ltd.
1,500	May 2016 Call @ $115.00	9,420

	Allergan, Plc.
2,500	January 2016 Call @ $320.00	6,875

	Alibaba Group Holding, Ltd.
1,000	January 2016 Call @ $65.00	16,460

	Alphabet, Inc.
300	March 2016 Call @ $785.00	15

	Broadcom, Ltd.
1,500	April 2016 Call @ $150.00	16,200

	The Blackstone Group L.P.
4,500	March 2016 Call @ $32.00	2,475

	Cognizant Technology Solutions Corp.
2,000	April 2016 Call @ $62.50	5,700

	Chevron Corp.
3,000	March 2016 Call @ $85.00	23,400

	Destination Maternity Corp.
25,000	February 2016 Call @ $10.00	17,500

	Destination Maternity Corp.
25,000	May 2016 Call @ $10.00	25,000

	iShares MSCI Germany ETF
4,000	April 2016 Call @ $26.00	6,400

	iShares MSCI Hong Kong ETF
7,500	March 2016 Call @ $20.00	4,500

	iShares MSCI Japan ETF
7,500	March 2016 Call @ $12.00	3,750

	iShares MSCI South Africa ETF
2,000	April 2016 Call @ $50.00	4,700

	iShares NASDAQ Biotechnology ETF
300	March 2016 Call @ $335.00	1,680

	Freeport-McMoRan, Inc.
50,000	January 2016 Call @ $13.00	500

	Freeport-McMoRan, Inc.
50,000	May 2016 Call @ $8.00	37,500

	Gilead Sciences, Inc.
1,500	April 2016 Call @ $105.00	4,860

	The Goldman Sachs Group, Inc.
800	April 2016 Call @ $185.00	5,200

	Joy Global, Inc.
4,000	January 2016 Call @ $17.00	120

	Joy Global, Inc.
4,000	January 2016 Call @ $18.00	160

	Joy Global, Inc.
10,000	April 2016 Call @ $14.00	10,900

	Ship Finance International, Ltd.
15,000	February 2016 Call @ $17.50	750

	Smith & Wesson Holding Corp.
7,500	March 2016 Call @ $21.00	9,750

	SPDR S&P 50 ETF
2,500	March 2016 Call @ $215.00	2,700

	Sturm, Ruger & Co., Inc.
2,500	April 2016 Call @ $60.00	11,300

	Telsa Motors, Inc.
2,100	January 2016 Call @ $252.50	6,615

	Twitter, Inc.
12,500	March 2016 Call @ $25.00	22,250

	United States Natural Gas
75,000	January 2016 Call @ $10.00	3,000

	Vanguard FTSE Europe ETF
10,000	March 2016 Call @ $55.00	1,500

	Valeant Pharmaceuticals International, Inc.
1,000	March 2016 Call @ $115.00	10,720

	Western Gas Partners L.P.
1,000	May 2016 Call @ $40.00	3,700

	Total (Premiums Paid $546,360) - 3.83%	291,275

SHORT TERM INVESTMENTS - 32.55%
2,475,244	Invesco Stit Liquid Assets Portfolio Private Class #1915 0.01% ** (Cost $2,475,244)	2,475,244

TOTAL INVESTMENTS (Cost $12,545,738) - 157.51%		$ 11,979,038

LIABILITIES IN EXCESS OF OTHER ASSETS - (57.51%)		(4,373,659)

NET ASSETS - 100.00%		$ 7,605,379

* Represents non-income producing security during the period.
** Variable Rate Security, the coupon rate shown represents the annualized yield that was in effect at December 31, 2015.
*** Securities held as collateral for securities sold short and written options at December 31, 2015.

	Philadelphia Investment Partners New Generation Fund
	Schedule of Sold Short
	December 31, 2015 (Unaudited)

COMMON STOCKS

Motor Vehicles & Passenger Car Bodies
2,000	Tesla Motors, Inc. *	480,020

TOTAL COMMON STOCKS (Cost $527,631)		480,020

EXCHANGE TRADED FUNDS *
4,500	SPDR S&P 500 ETF	917,415
22,000	Vanguard MSCI European ETF	1,097,360

TOTAL EXCHANGE TRADED FUNDS (Cost $2,137,348)		2,014,775

* Represents Non-Income Producing Security.

	Philadelphia Investment Partners New Generation Fund
	Schedule of Options Written
	December 31, 2015 (Unaudited)

PUT OPTIONS WRITTEN *

Underlying Security
Expiration Date/Exercise Price

Shares Subject
to Put

	Freeport-McMoRan, Inc.
50,000	May 2016 Put @ $6.00	750

	Energy Select Sector SPDR ETF
10,000	March 2016 Put @ $53.00	10,200

	Freeport-McMoRan, Inc.
40,000	January 2016 Put @ $11.00	171,600

	iShares MSCI South Africa ETF
1,500	January 2016 Put @ $46.00	975

	Joy Global, Inc.
10,000	April 2016 Put @ $11.00	9,200

	Ship Finance International, Ltd.
5,000	February 2016 Put @ $15.00	42,500

	United Parcel Service, Inc.
1,000	January 2016 Put @ $60.00	840

	Total (Premiums Received - $99,627)	$ 236,065

CALL OPTIONS WRITTEN *

Underlying Security
Expiration Date/Exercise Price

Shares Subject
to Calls
	Allergan, Plc.
2,500	January 2016 Call @ $360.00	250

	Alibaba Group Holding, Ltd.
1,000	January 2016 Call @ $90.00	120

	Freeport-McMoRan, Inc.
50,000	January 2016 Call @ $17.00	500

	Joy Global, Inc.
2,000	January 2016 Call @ $22.00	40

	Telsa Motors, Inc.
1,400	January 2016 Call @ $245.00	7,910

	United States Natural Gas
75,000	January 2016 Call @ $13.00	750

	Total (Premiums Received - $47,444)	$ 9,570

	TOTAL WRITTEN OPTIONS (Premium Received - $40,473)	$ 245,635

* Represents Non-Income Producing Security.

NOTES TO FINANCIAL STATEMENTS
Philadelphia Investment Partners New Generation Fund
1. SECURITY TRANSACTIONS

At December 31, 2015 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $12,424,931 amounted to $423,656 which consisted of aggregate gross unrealized appreciation of $1,454,652 and aggregate gross unrealized depreciation of $1,030,996.

2. SECURITY VALUATION

Common and Preferred Stocks.  Stocks represent shares of ownership in a company.  Generally, preferred stock has a specified dividend and ranks after bonds and before common stocks in its claim on income for dividend payments and on assets should the company be liquidated.  After other claims are satisfied, common stockholders participate in company profits on a pro-rata basis; profits may be paid out in dividends or reinvested in the company to help it grow.  Increases and decreases in earnings are usually reflected in a company’s stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities.  While most preferred stocks pay a dividend, the Fund purchases preferred stock where the issuer has omitted, or is in danger of omitting, payment of its dividend.  Such investments would be made primarily for their capital appreciation potential.

ETF.  The Fund invests in shares of ETFs, which typically are designed to provide investment results corresponding to a securities (or commodities) index.  These may include Standard & Poor’s Depositary Receipts (“SPDRs”), DIAMONDS, Nasdaq-100 Index Tracking Stock (also referred to as “Nasdaq-100 Shares”) and iShares exchange-traded Fund (“iShares”), such as iShares Russell 2000 Growth Index Fund.  ETFs usually are units of beneficial interest in an investment trust or represent undivided ownership interests in a portfolio of securities, in each case with respect to a portfolio of all or substantially all of the component securities of, and in substantially the same weighting as, the relevant benchmark index.  The benchmark indices of SPDRs, DIAMONDS and Nasdaq-100 Shares are the Standard & Poor’s 500 Stock Index, the Dow Jones Industrial Average and the Nasdaq-100 Index, respectively.  The benchmark index for iShares varies, generally corresponding to the name of the particular iShares fund.  ETFs are designed to provide investment results that generally correspond to the price and yield performance of the component securities (or commodities) of the benchmark index.

ETFs are listed on an exchange and trade in the secondary market on a per-share basis.

Valuation Input of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$5,972,451	$0	$0	$5,972,451
Exchange Traded Funds	$2,713,308	$0	$0	$2,713,308
Real Estate Investment Trusts	$167,860	$0	$0	$167,860
Limited Partnership	$310,690	$0	$0	$310,690
Options	$339,485	$0	$0	$339,485
Cash Equivalents	$2,475,244	$0	$0	$2,475,244
Total	$11,979,038	$0	$0	$11,979,038

Valuation Input of Liabilities Sold Short	Level 1	Level 2	Level 3	Total
Common Stock	$480,020	$0	$0	$480,020
Exchange Traded Funds	$2,014,775	$0	$0	$2,014,775
Options	$245,635	$0	$0	$245,635
Total	$2,740,430	$0	$0	$2,740,430

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PHILADELPHIA INVESTMENT PARTNERS NEW GENERATION FUND

By: /s/  PETER C. ZEULI

Name:  Peter C. Zeuli

Title:    Trustee, Chief Executive Officer

and Chief Financial Officer

Date February 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/  PETER C. ZEULI

Name:  Peter C. Zeuli

Title:    Trustee, Chief Executive Officer

and Chief Financial Officer

Date February 24, 2016

* Print the name and title of each signing officer under his or her signature.